Direxion Monthly High Yield Bull 1.2X Fund
Schedule of Investments (Unaudited)
November 30, 2025

Shares		Fair Value

INVESTMENT COMPANIES - 42.3%

17,336	iShares iBoxx High Yield Corporate Bond ETF (a)	$1,404,043

14,390	SPDR Bloomberg High Yield Bond ETF (a)	1,405,184

	TOTAL INVESTMENT COMPANIES (Cost $2,683,996)	$2,809,227

SHORT TERM INVESTMENTS - 0.3%

Money Market Funds - 0.3%

10,000	Invesco Government & Agency Portfolio Institutional Shares, 3.91% (b)(c)	$10,000

	TOTAL SHORT TERM INVESTMENTS (Cost $10,000)	$10,000

	TOTAL INVESTMENTS (Cost $2,693,996) - 42.6%	$2,819,227

	Other Assets in Excess of Liabilities - 57.4%	3,823,730

	TOTAL NET ASSETS - 100.0%	$6,642,957

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	SOFR + 0.70%	UBS Securities LLC	12/17/2025	14,721	$1,374,140	$35,457

SOFR - Secured Overnight Financing Rate was 4.12% as of November 30, 2025.

Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Schedule of Investments (Unaudited)
November 30, 2025

Shares		Fair Value

INVESTMENT COMPANIES - 66.9%

11,921	Invesco QQQ Trust Series 1 (a)	$7,382,079

	TOTAL INVESTMENT COMPANIES (Cost $6,181,749)	$7,382,079

SHORT TERM INVESTMENTS - 10.9%

Money Market Funds - 10.9%

1,204,081	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.82% (b)(c)	$1,204,081

	TOTAL SHORT TERM INVESTMENTS (Cost $1,204,081)	$1,204,081

	TOTAL INVESTMENTS (Cost $7,385,830) - 77.8%	$8,586,160

	Other Assets in Excess of Liabilities - 22.2%	2,441,749

	TOTAL NET ASSETS - 100.0%	$11,027,909

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,204,081.

Long Total Return Swap Contracts (Unaudited)

November 30, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of NASDAQ-100® Index	SOFR + 0.80%	Bank of America Merrill Lynch	12/11/2025	208	$5,195,229	$73,159

Total return of NASDAQ-100® Index	SOFR + 0.65%	UBS Securities LLC	12/17/2025	45	825,877	298,643

					$6,021,106	$371,802

SOFR - Secured Overnight Financing Rate was 4.12% as of November 30, 2025.

Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Schedule of Investments (Unaudited)
November 30, 2025

Shares		Fair Value

INVESTMENT COMPANIES - 59.4%

546,645	Invesco QQQ Trust Series 1 (a)	$338,509,916

	TOTAL INVESTMENT COMPANIES (Cost $188,359,452)	$338,509,916

SHORT TERM INVESTMENTS - 12.3%

Money Market Funds - 12.3%

65,407,830	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.82% (b)(c)	$65,407,830

5,000,000	Invesco Government & Agency Portfolio Institutional Shares, 3.91% (b)(c)	5,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $70,407,830)	$70,407,830

	TOTAL INVESTMENTS (Cost $258,767,282) - 71.7%	$408,917,746

	Other Assets in Excess of Liabilities - 28.3%	161,276,676

	TOTAL NET ASSETS - 100.0%	$570,194,422

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $70,407,830.

Long Total Return Swap Contracts (Unaudited)

November 30, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of NASDAQ-100® Index	SOFR + 0.80%	Bank of America Merrill Lynch	12/11/2025	12,511	$309,229,065	$6,822,144

Total return of NASDAQ-100® Index	SOFR + 0.65%	UBS Securities LLC	12/17/2025	13,418	289,790,261	41,025,973

					$599,019,326	$47,848,117

SOFR - Secured Overnight Financing Rate was 4.12% as of November 30, 2025.

Direxion Monthly S&P 500® Bull 1.75X Fund
Schedule of Investments (Unaudited)
November 30, 2025

Shares		Fair Value

INVESTMENT COMPANIES - 46.5%

87,516	iShares Core S&P 500 ETF (a)	$60,112,990

	TOTAL INVESTMENT COMPANIES (Cost $33,891,889)	$60,112,990

SHORT TERM INVESTMENTS - 13.7%

Money Market Funds - 13.7%

17,740,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.82% (b)(c)	$17,740,000

	TOTAL SHORT TERM INVESTMENTS (Cost $17,740,000)	$17,740,000

	TOTAL INVESTMENTS (Cost $51,631,889) - 60.2%	$77,852,990

	Other Assets in Excess of Liabilities - 39.8%	51,394,059

	TOTAL NET ASSETS - 100.0%	$129,247,049

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,740,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P 500® Index	SOFR + 0.70%	Bank of America Merrill Lynch	12/11/2025	13,084	$86,510,968	$2,454,024

Total return of S&P 500® Index	SOFR + 0.75%	UBS Securities LLC	12/17/2025	11,153	61,962,390	13,070,152

					$148,473,358	$15,524,176

SOFR - Secured Overnight Financing Rate was 4.12% as of November 30, 2025.

Direxion Monthly Small Cap Bull 1.75X Fund
Schedule of Investments (Unaudited)
November 30, 2025

Shares		Fair Value

INVESTMENT COMPANIES - 47.1%

16,755	iShares Russell 2000 ETF (a)	$4,167,806

	TOTAL INVESTMENT COMPANIES (Cost $2,851,581)	$4,167,806

SHORT TERM INVESTMENTS - 11.5%

Money Market Funds - 11.5%

1,019,749	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.82% (b)(c)	$1,019,749

	TOTAL SHORT TERM INVESTMENTS (Cost $1,019,749)	$1,019,749

	TOTAL INVESTMENTS (Cost $3,871,330) - 58.6%	$5,187,555

	Other Assets in Excess of Liabilities - 41.4%	3,670,666

	TOTAL NET ASSETS - 100.0%	$8,858,221

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,019,749.

Long Total Return Swap Contracts (Unaudited)

November 30, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Russell 2000® Index	SOFR + 0.65%	Bank of America Merrill Lynch	12/11/2025	2,063	$5,005,742	$125,812

Total return of Russell 2000® Index	SOFR + 0.49%	UBS Securities LLC	12/17/2025	2,472	5,145,033	914,015

					$10,150,775	$1,039,827

SOFR - Secured Overnight Financing Rate was 4.12% as of November 30, 2025.

Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Schedule of Investments (Unaudited)
November 30, 2025

Shares		Fair Value

INVESTMENT COMPANIES - 41.5%

87,518	iShares 7-10 Year Treasury Bond ETF (a)	$8,533,005

	TOTAL INVESTMENT COMPANIES (Cost $8,236,446)	$8,533,005

SHORT TERM INVESTMENTS - 21.6%

Money Market Funds - 21.6%

2,280,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.82% (b)(c)	$2,280,000

2,161,472	Invesco Government & Agency Portfolio Institutional Shares, 3.91% (b)(c)	2,161,472

	TOTAL SHORT TERM INVESTMENTS (Cost $4,441,472)	$4,441,472

	TOTAL INVESTMENTS (Cost $12,677,918) - 63.1%	$12,974,477

	Other Assets in Excess of Liabilities - 36.9%	7,571,721

	TOTAL NET ASSETS - 100.0%	$20,546,198

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,441,472.

Long Total Return Swap Contracts (Unaudited)

November 30, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.80%	Bank of America Merrill Lynch	12/11/2025	118,893	$11,268,826	$254,689

Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.73%	UBS Securities LLC	12/17/2025	161,990	15,524,721	209,897

					$26,793,547	$464,586

SOFR - Secured Overnight Financing Rate was 4.12% as of November 30, 2025.

Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Schedule of Investments (Unaudited)
November 30, 2025

Shares		Fair Value

SHORT TERM INVESTMENTS - 39.5%

Money Market Funds - 39.5%

160,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.82% (a)(b)	$160,000

70,000	Invesco Government & Agency Portfolio Institutional Shares, 3.91% (a)(b)	70,000

	TOTAL SHORT TERM INVESTMENTS (Cost $230,000)	$230,000

	TOTAL INVESTMENTS (Cost $230,000) - 39.5%	$230,000

	Other Assets in Excess of Liabilities - 60.5%	351,594

	TOTAL NET ASSETS - 100.0%	$581,594

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $230,000.

Short Total Return Swap Contracts (Unaudited)

November 30, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.60%	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/11/2025	10,217	$989,340	$(3,191)

SOFR + 0.05%	Total return of iShares 7-10 Year Treasury Bond ETF	UBS Securities LLC	12/17/2025	213	20,599	(1,152)

					$1,009,939	$(4,343)

SOFR - Secured Overnight Financing Rate was 4.12% as of November 30, 2025.

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Funds’ securities as of November 30, 2025.

	Asset Class				Liability Class
		Level 1		Level 2	Level 2

Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly High Yield Bull 1.2X Fund	$2,809,227	$10,000	$2,300,285	$35,457	$-

Direxion Monthly NASDAQ-100® Bull 1.25X Fund	7,382,079	1,204,081	2,780,731	371,802	-

Direxion Monthly NASDAQ-100® Bull 1.75X Fund	338,509,916	70,407,830	117,438,495	47,848,117	-

Direxion Monthly S&P 500® Bull 1.75X Fund	60,112,990	17,740,000	41,219,430	15,524,176	-

Direxion Monthly Small Cap Bull 1.75X Fund	4,167,806	1,019,749	2,712,477	1,039,827	-

Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	8,533,005	4,441,472	7,314,522	464,586	-

Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	-	230,000	353,279	-	(4,343)

For further information regarding each asset class, see each Fund’s Schedule of Investments.

* Total return swap contracts are valued at the unrealized appreciation/(depreciation).

The Fund follows authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Fund’s securities as of November 30, 2025.

	Level 1	Level 2	Level 3	Total
Investment Companies	$53,026,269	$-	$-	$53,026,269
Common Stocks	41,874,308	-	-	41,874,308
Corporate Bonds	-	24,342,705	-	24,342,705
U.S. Treasury Securities	7,846,655	-	-	7,846,655

For further detail on each asset class, see Schedule of Investments.

Hilton Tactical Income Fund

Schedule of Investments

November 30, 2025 (Unaudited)

INVESTMENT COMPANIES – 40.6%	Shares	Value
Exchange Traded Funds – 40.6%
Equity Exchange Traded Funds – 12.0%
Alerian MLP ETF(a)	27,130	$ 1,293,016
Goldman Sachs S&P 500 Premium Income ETF(a)	58,690	3,106,462
JPMorgan Equity Premium Income ETF(a)	22,735	1,316,584
JPMorgan Nasdaq Equity Premium Income ETF(a)	120,620	7,093,662
Utilities Select Sector SPDR Fund(a)	32,130	2,911,942

		15,721,666

Income Exchange Traded Funds – 28.6%
FT Vest Gold Strategy Target Income ETF(a)	53,330	1,359,382
Invesco Senior Loan ETF(a)	61,140	1,279,049
iShares 0-5 Year High Yield Corporate Bond ETF(a)	44,575	1,920,291
iShares MBS ETF(a)	66,065	6,327,045
iShares Preferred and Income Securities ETF(a)	40,530	1,254,403
3Janus Henderson AAA CLO ETF(a)	76,020	3,856,495
JPMorgan Income ETF(a)	111,570	5,184,658
Simplify MBS ETF(a)	94,855	4,788,755
Vanguard Intermediate-Term Corporate Bond ETF(a)	102,610	8,675,675
Vanguard Short-Term Corporate Bond ETF(a)	27,105	2,170,026
Vanguard Short-Term Treasury ETF(a)	8,295	488,824

		37,304,603

TOTAL INVESTMENT COMPANIES (Cost $50,263,892)		53,026,269

COMMON STOCKS - 32.1%	Shares	Value
Aerospace & Defense - 0.5%
General Dynamics Corp.	1,945	664,470

Banks - 2.8%
Bank of America Corp.	12,700	681,355
Cullen/Frost Bankers, Inc.	2,965	366,830
JPMorgan Chase & Co.	3,860	1,208,489
Truist Financial Corp.	13,935	647,977
Wells Fargo & Co.	8,015	688,088

		3,592,739

Biotechnology - 0.5%
Amgen, Inc.	1,940	670,192

Capital Markets - 1.9%
3i Group PLC (United Kingdom) - ADR	38,480	403,655
Ares Management Corp. - Class A	5,120	803,072
Blackrock, Inc.	635	665,036
Blackstone, Inc.	4,395	643,516

		2,515,279

Commercial Services & Supplies - 0.6%
Republic Services, Inc.	3,740	811,804

Communications Equipment - 0.9%
Cisco Systems, Inc.	16,065	1,236,041

Electrical Equipment - 0.5%
Emerson Electric Co.	5,145	686,240

Financial Services - 0.6%
Apollo Global Management, Inc.	5,925	781,211

Food Products - 0.3%
McCormick & Co., Inc.	5,985	403,868

Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	5,460	703,794

Health Care Providers & Services - 1.1%
Quest Diagnostics, Inc.	5,280	998,870
UnitedHealth Group, Inc.	1,180	389,129

		1,387,999

Health Care REITs - 0.4%
American Healthcare REIT, Inc.	10,305	523,288

Hotels, Restaurants & Leisure - 0.9%
McDonald’s Corp.	3,775	1,177,121

Household Products - 0.6%
The Procter & Gamble Co.	4,965	735,614

Industrial Conglomerates - 0.5%
Siemens AG - ADR	4,730	627,387

Industrial REITs - 1.0%
Prologis, Inc.	10,480	1,346,994

Interactive Media & Services - 4.3%
Alphabet, Inc. - Class A	10,570	3,384,302
Meta Platforms, Inc. - Class A	3,365	2,180,352

		5,564,654

IT Services - 0.6%
International Business Machines Corp.	2,560	789,965

Machinery - 1.1%
Caterpillar, Inc.	1,395	803,185
Xylem, Inc.	4,805	675,920

		1,479,105

Oil, Gas & Consumable Fuels - 1.0%
EQT Corp.	5,735	349,032
The Williams Cos., Inc.	14,840	904,201

		1,253,233

Personal Care Products - 0.6%
Unilever PLC (United Kingdom) - ADR	13,605	824,327

Pharmaceuticals - 2.6%
AstraZeneca PLC (United Kingdom) - ADR	16,015	1,484,911
Eli Lilly & Co.	1,155	1,242,168
Johnson & Johnson	3,110	643,521

		3,370,600

Residential REITs - 0.5%
AvalonBay Communities, Inc.	3,460	629,512

Semiconductors & Semiconductor Equipment - 1.0%
Applied Materials, Inc.	2,555	677,944
Taiwan Semiconductor Manufacturing Co. Ltd. (China) - ADR	2,280	664,643

		1,342,587

Software - 2.1%
Microsoft Corp.	5,485	2,698,675

Specialty Retail - 1.8%
The Home Depot, Inc.	3,025	1,079,683
The TJX Cos., Inc.	8,190	1,244,225

		2,323,908

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	8,950	2,495,708
NetApp, Inc.	3,040	339,142

		2,834,850

Trading Companies & Distributors - 0.3%
ITOCHU Corp. (Japan) - ADR	3,530	423,353

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.	2,275	475,498

TOTAL COMMON STOCKS (Cost $30,390,085)		41,874,308

CORPORATE BONDS - 18.7%	Par	Value
Aerospace & Defense - 0.8%
Lockheed Martin Corp., 4.40%, 08/15/2030	500,000	507,096
RTX Corp., 4.13%, 11/16/2028	500,000	501,736

		1,008,832

Banks - 1.2%
JPMorgan Chase & Co., 4.26% to 10/22/2030 then SOFR + 0.93%, 10/22/2031	385,000	385,535
M&T Bank Corp., 5.18% to 07/08/2030 then SOFR + 1.40%, 07/08/2031	515,000	528,549
The PNC Financial Services Group, Inc., 5.22% to 01/29/2030 then SOFR + 1.07%, 01/29/2031	610,000	632,872

		1,546,956

Beverages - 0.3%
PepsiCo, Inc., 4.30%, 07/23/2030	380,000	385,155

Biotechnology - 0.5%
AbbVie, Inc., 4.80%, 03/15/2029	610,000	626,210

Broadline Retail - 0.6%
Amazon.com, Inc., 4.65%, 12/01/2029	765,000	786,767

Building Products - 0.5%
Lennox International, Inc., 5.50%, 09/15/2028	590,000	610,936

Capital Markets - 2.0%
Ares Capital Corp., 5.95%, 07/15/2029	600,000	617,276
Ares Management Corp., 6.38%, 11/10/2028	200,000	211,662
CME Group, Inc., 4.40%, 03/15/2030	605,000	613,591
Nasdaq, Inc., 5.35%, 06/28/2028	520,000	536,579
State Street Corp., 4.73%, 02/28/2030	605,000	620,780

		2,599,888

Communications Equipment - 1.1%
Cisco Systems, Inc., 4.95%, 02/26/2031	730,000	759,622
Motorola Solutions, Inc., 4.85%, 08/15/2030	645,000	658,742

		1,418,364

Consumer Finance - 0.6%
American Express Co., 5.09% to 01/30/2030 then SOFR + 1.02%, 01/30/2031	795,000	822,393

Consumer Staples Distribution & Retail - 0.5%
Walmart, Inc., 4.35%, 04/28/2030	635,000	647,506

Entertainment - 0.4%
Netflix, Inc., 5.88%, 11/15/2028	550,000	580,222

Health Care Equipment & Supplies - 0.5%
Stryker Corp., 4.85%, 02/10/2030	620,000	638,584

Health Care REITs - 0.5%
Welltower OP LLC, 4.50%, 07/01/2030	605,000	613,403

Industrial REITs - 0.6%
Prologis LP, 4.88%, 06/15/2028	755,000	773,209

Insurance - 1.3%
Arthur J Gallagher & Co., 5.00%, 02/15/2032	635,000	650,774
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	620,000	627,261
MetLife, Inc., 4.55%, 03/23/2030	430,000	439,552

		1,717,587

Interactive Media & Services - 0.4%
Meta Platforms, Inc., 4.30%, 08/15/2029	515,000	522,870

IT Services - 0.4%
International Business Machines Corp., 4.80%, 02/10/2030	500,000	513,684

Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc., 5.00%, 01/31/2029	760,000	784,100

Media - 0.4%
Comcast Corp., 4.15%, 10/15/2028	475,000	477,594

Oil, Gas & Consumable Fuels - 0.5%
The Williams Cos., Inc., 5.30%, 08/15/2028	590,000	608,086

Pharmaceuticals - 0.8%
Merck & Co., Inc., 4.30%, 05/17/2030	640,000	648,422
Pfizer, Inc., 3.60%, 09/15/2028	415,000	414,432

		1,062,854

Professional Services - 0.8%
Automatic Data Processing, Inc., 4.75%, 05/08/2032	420,000	431,772
Paychex, Inc., 5.10%, 04/15/2030	615,000	632,279

		1,064,051

Retail REITs - 0.4%
Realty Income Corp., 4.85%, 03/15/2030	570,000	586,571

Semiconductors & Semiconductor Equipment - 1.0%
Broadcom, Inc., 5.05%, 07/12/2029	615,000	635,667
Texas Instruments, Inc., 4.50%, 05/23/2030	605,000	617,733

		1,253,400

Software - 0.6%
Intuit, Inc., 5.13%, 09/15/2028	570,000	588,729
Oracle Corp., 5.25%, 02/03/2032	255,000	257,482

		846,211

Specialized REITs - 0.9%
Extra Space Storage LP, 5.50%, 07/01/2030	555,000	580,929
Public Storage Operating Co., 4.38%, 07/01/2030	630,000	637,933

		1,218,862

Specialty Retail - 0.5%
Lowe’s Cos., Inc., 4.50%, 04/15/2030	620,000	628,410

TOTAL CORPORATE BONDS (Cost $23,843,761)		24,342,705

U.S. TREASURY SECURITIES - 6.0%	Par	Value
U.S. Treasury Note, 4.13%, 11/30/2029	7,685,000	7,846,655

TOTAL U.S. TREASURY SECURITIES (Cost $7,667,032)		7,846,655

TOTAL INVESTMENTS - 97.4% (Cost $112,164,770)		127,089,937
Other Assets in Excess of Liabilities - 2.6%		3,387,080

TOTAL NET ASSETS - 100.0%		$ 130,477,017

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.